Assets Held For Sale	12 Months Ended
Mar. 31, 2016
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Disposal Groups Including Discontinued Operations Disclosure TextBlock

16. Assets Held For Sale

On April 23, 2016, the Company entered into a listing agreement to sell one of the Company’s northwest processing facilities. The Company expects this facility to be sold within the next 12 months. In conjunction with this potential sale, the assets held for sale at March 31, 2016, which are property, plant and equipment, total $5.0 million which represented 0.6% of total assets on the Consolidated Balance Sheet.